NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss	$ (18,447)	$ (8,482)	$ (124,213)	$ (21,531)
Net loss attributable to common stockholders, basic	(18,447)	(8,482)	$ (124,213)	$ (21,531)
Net loss attributable to common stockholders, diluted	$ (18,447)	$ (8,482)
Denominator:
Net loss per share attributable to common stockholders, basic (in dollars per share)	$ (0.04)	$ (0.18)
Net loss per share attributable to common stockholders, diluted (in dollars per share)	$ (0.04)	$ (0.18)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic (in shares)	452,623,022	47,538,331
Weighted-average shares used in computing net loss per share attributable to common stockholders, diluted (in shares)	452,623,022	47,538,331
Class A common stock
Denominator:
Net loss per share attributable to common stockholders, basic (in dollars per share)	$ (0.04)	$ (0.18)	$ (0.67)	$ (0.16)
Net loss per share attributable to common stockholders, diluted (in dollars per share)	$ (0.04)	(0.18)	$ (0.67)	$ (0.16)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic (in shares)	365,544,041		173,157,272	138,886,157
Weighted-average shares used in computing net loss per share attributable to common stockholders, diluted (in shares)	364,088,219		173,157,272	138,886,157
Class B common stock
Denominator:
Net loss per share attributable to common stockholders, basic (in dollars per share)	$ (0.04)	(0.18)	$ (0.67)
Net loss per share attributable to common stockholders, diluted (in dollars per share)	$ (0.04)	$ (0.18)	$ (0.67)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic (in shares)	87,078,981		12,167,200
Weighted-average shares used in computing net loss per share attributable to common stockholders, diluted (in shares)	87,078,981		12,167,200